Debt securities (Tables)	12 Months Ended
Dec. 31, 2019
Debt securities
Financial investments
Schedule of securities analysed according to external credit ratings

	31 Dec 2019 $m
						Other
				BBB+ to		(including
	AAA	AA+ to AA-	A+ to A-	BBB-	Below BBB-	NAIC rated)	Total
Asia:
With-profits	5,205	21,911	5,863	5,874	2,382	3,547	44,782
Unit-linked	770	135	674	2,074	522	978	5,153
Non-linked shareholder-backed	1,611	6,050	6,293	4,639	3,749	2,304	24,646
Asset management	14	—	112	—	—	3	129
US:
Non-linked shareholder-backed	1,154	10,300	15,229	18,489	1,995	11,361	58,528
Other operations	—	1,211	—	—	55	66	1,332
Total debt securities	8,754	39,607	28,171	31,076	8,703	18,259	134,570

	31 Dec 2018 $m
						Other
				BBB+ to		(including
	AAA	AA+ to AA-	A+ to A-	BBB-	Below BBB-	NAIC rated)	Total
Asia:
With-profits	3,659	15,766	5,275	4,788	2,225	2,934	34,647
Unit-linked	1,040	127	627	1,822	542	912	5,070
Non-linked shareholder-backed	1,317	4,524	4,734	3,738	2,805	1,455	18,573
Asset management	14	—	76	—	—	—	90
US:
Non-linked shareholder-backed	864	9,403	13,100	18,667	1,820	9,120	52,974
Other operations	788	1,387	193	52	62	24	2,506
Total continuing operations	7,682	31,207	24,005	29,067	7,454	14,445	113,860
Total discontinued UK and Europe operations	13,931	23,185	23,746	25,126	4,387	19,098	109,473
Total debt securities	21,613	54,392	47,751	54,193	11,841	33,543	223,333

Schedule of securities with credit ratings classified as "Other"

Asia	31 Dec 2019 $m	31 Dec 2018 $m
Government bonds*	323	46
Corporate bonds rated by local external rating agencies
AAA	184	239
AA+ to AA-	958	702
A+ to A-	345	241
BBB+ to BBB-	91	39
Below BBB- and unrated	32	25
	1,610	1,246
Other (asset-backed securities)†	371	163
Total Asia	2,304	1,455

*99.7 per cent are investment grade (2018: 92 per cent).

†Primarily unrated.

	31 Dec 2019 $m			31 Dec 2018 $m
	Mortgage
	-backed	Other
US	securities	securities	Total	Total

Implicit ratings based on NAIC valuations *
NAIC 1	3,367	4,430	7,797	6,376
NAIC 2	1	3,470	3,471	2,697
NAIC 3-6	2	91	93	47
Total US†	3,370	7,991	11,361	9,120
*

The Securities Valuation Office of the NAIC classifies debt securities into six quality categories ranging from Class 1 (the highest) to Class 6 (the lowest). Performing securities are designated as Classes 1 to 5 and securities in or near default are designated Class 6.

†       Mortgage-backed securities totalling $3,180 million at 31 December 2019 have credit ratings issued by Standard & Poor’s of BBB- or above and hence are designated as investment grade. Other securities totalling $7,900 million at 31 December 2019 with NAIC ratings 1 or 2 are also designated as investment grade.

Debt securities | Jackson (US insurance operations)
Financial investments
Schedule of additional analysis of securities

	31 Dec 2019 $m	31 Dec 2018 $m
Corporate and government security and commercial loans:
Government	7,890	6,960
Publicly traded and SEC Rule 144A securities*	34,781	33,363
Non-SEC Rule 144A securities	9,842	8,061
Asset-backed securities (see note (c))	6,015	4,590
Total US debt securities†	58,528	52,974

*

A 1990 SEC rule that facilitates the resale of privately placed securities under Rule 144A that are without SEC registration to qualified institutional investors. The rule was designed to develop a more liquid and efficient institutional resale market for unregistered securities.

†Debt securities for US operations included in the statement of financial position comprise:

	31 Dec 2019 $m	31 Dec 2018 $m
Available-for-sale	57,091	52,025
Fair value through profit and loss	1,437	949
	58,528	52,974

Schedule of movements in unrealised gains and losses on available-for-sale securities

		Changes in unrealised appreciation
	31 Dec 2019	reflected in other comprehensive income	31 Dec 2018
	$m	$m	$m
Assets fair valued at below book value
Book value*	3,121		32,260
Unrealised gain (loss)	(27)	1,151	(1,178)
Fair value (as included in statement of financial position)	3,094		31,082
Assets fair valued at or above book value
Book value*	50,474		20,292
Unrealised gain (loss)	3,523	2,872	651
Fair value (as included in statement of financial position)	53,997		20,943
Total
Book value*	53,595		52,552
Net unrealised gain (loss)	3,496	4,023	(527)
Fair value (as included in the footnote above in the overview table and the statement of financial position)	57,091		52,025
*	Book value represents cost or amortised cost of the debt securities.

Schedule of securities classified as available-for-sale in an unrealised loss position

(i)   Fair value of securities as a percentage of book value

The  following table shows the fair value of the debt securities in a gross unrealised loss position for various percentages of book value:

	31 Dec 2019 $m		31 Dec 2018 $m
	Fair	Unrealised	Fair	Unrealised
	value	loss	value	loss
Between 90% and 100%	3,083	(25)	30,136	(1,030)
Between 80% and 90%	11	(2)	900	(132)
Below 80%	—	—	46	(16)
Total	3,094	(27)	31,082	(1,178)

(ii)   Unrealised losses by maturity of security

	31 Dec 2019 $m	31 Dec 2018 $m
1 year to 5 years	(1)	(92)
5 years to 10 years	(12)	(555)
More than 10 years	(7)	(474)
Mortgage-backed and other debt securities	(7)	(57)
Total	(27)	(1,178)

(iii)   Age analysis of unrealised losses for the periods indicated

The following table shows the age analysis of all the unrealised losses in the portfolio by reference to the length of time the securities have been in an unrealised loss position:

	31 Dec 2019 $m			31 Dec 2018 $m
	Non-			Non-
	investment	Investment		investment	Investment
Age analysis	grade	grade*	Total	grade	grade*	Total
Less than 6 months	(1)	(20)	(21)	(26)	(179)	(205)
6 months to 1 year	(1)	(1)	(2)	(28)	(560)	(588)
1 year to 2 years	—	(1)	(1)	(13)	(181)	(194)
2 years to 3 years	—	(1)	(1)	—	(157)	(157)
More than 3 years	—	(2)	(2)	(2)	(32)	(34)
Total	(2)	(25)	(27)	(69)	(1,109)	(1,178)
*

For Standard and Poor’s, Moody’s and Fitch rated debt securities, those with ratings range from AAA to BBB- are designated as investment grade. For NAIC rated debt securities, those with ratings 1 or 2 are designated as investment grade.

Further, the following table shows the age analysis of the securities whose fair values were below 80 per cent of the book value:

	31 Dec 2019 $m		31 Dec 2018 $m
	Fair	Unrealised	Fair	Unrealised
Age analysis	value	loss	value	loss
Less than 3 months	—	—	41	(13)
3 months to 6 months	—	—	2	(1)
More than 6 months	—	—	3	(2)
Total below 80%	—	—	46	(16)

Asset-backed securities
Financial investments
Schedule of additional analysis of securities

The Group’s holdings in asset-backed securities (ABS), which comprise residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), collateralised debt obligations (CDO) funds and other asset-backed securities, as at 31 December 2019 are as follows:

	31 Dec 2019 $m	31 Dec 2018 $m

Asia operations:note (i)
Shareholder-backed business	189	154
With-profits business	369	299
US operationsnote (ii)	6,015	4,590
Other operations	—	566
Total for continuing operations	6,573	5,609
Total for discontinued UK and Europe operations	—	8,503
Group total	6,573	14,112

Notes

(i)

Of the Asia operations’ exposure to asset-backed securities for the shareholder-backed business and with-profits business at 31 December 2019, 100 per cent (31 December 2018: 99.8 per cent) are investment grade.

(ii)	US operations’ exposure to asset-backed securities comprises:

	31 Dec 2019 $m	31 Dec 2018 $m
RMBS
Sub-prime (31 Dec 2019: 2% AAA, 3% AA, 3% A)	93	122
Alt-A (31 Dec 2019: 51% A)	116	134
Prime including agency (2019: 23% AAA, 61% AA, 10% A)	862	562
CMBS (31 Dec 2019: 76% AAA, 16% AA, 4% A)	3,080	2,477
CDO funds (31 Dec 2019: 46% AAA, 38% AA, 16% A), including $nil exposure to sub-prime	696	17
Other ABS (31 Dec 2019: 16% AAA, 11% AA, 54% A), including $84 million exposure to sub-prime	1,168	1,278
Total (31 Dec 2019: 50% AAA, 24% AA, 17% A)	6,015	4,590

Sovereign debt
Financial investments
Schedule of additional analysis of securities

	31 Dec 2019 $m		31 Dec 2018 $m
	Shareholder-		Shareholder-
	backed	With-profits	backed	With-profits
	business*	funds	business	funds
Eurozone	—	—	481	560
United Kingdom	615	—	4,109	3,837
United States	9,526	20,338	7,192	15,102
Indonesia	420	—	359	—
Singapore	230	3,514	209	2,112
Thailand	1,416	—	1,173	—
Vietnam	2,900	—	2,383	—
Other Asia	2,722	562	2,266	1,103
Other	143	32	159	282
Total	17,972	24,446	18,331	22,996
Analysed as:
Total from continuing operations			14,848	16,740
Total from discontinued UK and Europe operations			3,483	6,256
			18,331	22,996
*	Includes $1.4 billion of sovereign debt held by the Group’s treasury function, Africa operations and asset management operations.

Bank debt securities
Financial investments
Schedule of additional analysis of securities

	31 Dec 2019 $m					31 Dec 2018 $m
	Senior debt	Subordinated debt
Shareholder-backed business	Total	Tier 1	Tier 2	Total	Total	Total
Eurozone	310	—	27	27	337	608
United Kingdom	568	17	138	155	723	1,714
United States	3,084	7	43	50	3,134	3,397
Asia	439	165	389	554	993	754
Other	516	—	131	131	647	821
Total	4,917	189	728	917	5,834	7,294
Analysed as:
Total from continuing operations						5,910
Total from discontinued UK and Europe operations						1,384
						7,294

With-profits funds
Eurozone	29	—	102	102	131	1,243
United Kingdom	41	3	111	114	155	2,794
United States	30	1	3	4	34	3,477
Asia	307	479	344	823	1,130	1,293
Other	73	—	211	211	284	2,305
Total	480	483	771	1,254	1,734	11,112
Analysed as:
Total from continuing operations						1,639
Total from discontinued UK and Europe operations						9,473
						11,112